Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 5,988,909.7	$ 92,350.2	₨ 4,992,834.4
Less: Allowance for credit losses	78,496.9	1,210.5	57,360.1	$ 884.5	₨ 47,334.1	₨ 42,613.2
Total	5,910,412.8	91,139.7	4,935,474.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	4,048,961.3	62,435.8	3,458,565.7
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	720,657.8	11,112.7	589,010.3
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	841,806.8	12,980.8	626,152.2
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	913,720.2	14,089.7	791,857.3
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	460,365.2	7,098.9	369,992.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	383,866.9	5,919.3	318,692.0
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	728,544.4	11,234.4	762,861.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 1,939,948.4	$ 29,914.4	₨ 1,534,268.7